Expense Example	Nov. 01, 2025 USD ($)
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 573
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	2,062
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	2,471
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,384
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	619
Expense Example, with Redemption, 3 Years	1,099
Expense Example, with Redemption, 5 Years	1,604
Expense Example, with Redemption, 10 Years	2,989
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,559
Expense Example, with Redemption, 10 Years	3,369
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,058
Expense Example, with Redemption, 10 Years	2,382
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	785
Expense Example, with Redemption, 3 Years	1,380
Expense Example, with Redemption, 5 Years	1,999
Expense Example, with Redemption, 10 Years	3,657
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	1,075
Expense Example, with Redemption, 5 Years	1,871
Expense Example, with Redemption, 10 Years	3,950
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	1,388
Expense Example, with Redemption, 10 Years	3,031
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	1,191
Expense Example, with Redemption, 5 Years	1,713
Expense Example, with Redemption, 10 Years	3,140
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,580
Expense Example, with Redemption, 10 Years	3,445
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	577
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	2,467
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	591
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,231
Expense Example, with Redemption, 10 Years	2,165
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	2,570
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	2,570
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,494
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	1,066
Expense Example, with Redemption, 5 Years	1,513
Expense Example, with Redemption, 10 Years	2,747
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,466
Expense Example, with Redemption, 10 Years	3,134
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	961
Expense Example, with Redemption, 10 Years	$ 2,122